Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	$ 15,439	$ 32,021	$ 42,018	$ 72,963
Redeemable non-controlling interest, held by related party	(6,349)	(3,086)	(12,399)	(5,661)
Net effect of non-controlling interests	9,090	28,935	29,619	67,302
Tax Equity Partnership Units
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	25,172	31,100	59,743	71,961
Redeemable Tax Equity Partnership Units
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	331	1,337	662	2,936
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	$ (10,064)	$ (416)	$ (18,387)	$ (1,934)